Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Revenue	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 2,352,521	$ 2,472,386	$ 2,603,623
Income (loss) from operations	(3,897,122)	284,999	290,842	292,762	292,707	310,811	315,060	328,700	(3,028,521)	1,247,280	1,212,438
Net income	(4,115,321)	78,967	61,236	55,665	17,220	68,620	67,771	82,896	(3,919,453)	236,506	(251,993)
Net income (loss) attributable to Intelsat S.A.	(4,116,306)	77,982	60,220	54,717	16,194	67,624	66,768	81,946	(3,923,387)	232,532	(255,680)
Net income (loss) attributable to common shareholders	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	$ 16,194	$ 67,624	$ 56,851	$ 81,946	$ (3,933,306)	$ 222,615	$ (265,876)
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$ (38.29)	$ 0.73	$ 0.47	$ 0.51	$ 0.15	$ 0.63	$ 0.53	$ 0.77	$ (36.68)	$ 2.09	$ (2.70)
Diluted	$ (38.29)	$ 0.66	$ 0.47	$ 0.47	$ 0.14	$ 0.58	$ 0.53	$ 0.70	$ (36.68)	$ 1.99	$ (2.70)